Share capital and other equity - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Value of shares
Equity at beginning of period	£ 37,188	£ 36,496
Ordinary shares issued	1,390
Equity at end of period	39,378	37,188
Ordinary shares
Value of shares
Equity at beginning of period	9,683	10,539
Shares cancellation	(711)	(856)
Equity at end of period	£ 8,972	£ 9,683
Number of shares
At 1 January	8,991,737	9,786,024
Shares cancellation	(660,592)	(794,287)
At 31 December	8,331,145	8,991,737